Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 23,762	$ 18,884	$ 57,090	$ 45,579
Costs and expenses:
Cost of revenue	49,126	51,828	129,219	137,617
Research and development	15,554	36,314	56,157	73,924
Selling, general, and administrative	41,174	38,210	124,888	94,543
Total costs and expenses	105,854	126,352	310,264	306,084
Loss from operations	(82,092)	(107,468)	(253,174)	(260,505)
Interest and other income (expense), net
Interest expense, net	58	287	324	5,906
Other expense (income), net	118	(100)	259	6,320
Gain on fair value change, net	(226)	(13,078)	(6,511)	(18,426)
Loss on extinguishment of debt	0	0	0	10,018
Interest and other (income) expense, net	(50)	(12,891)	(5,928)	3,818
Loss before benefit (provision) of income taxes	(82,042)	(94,577)	(247,246)	(264,323)
Provision (benefit) for income taxes	23	(425)	77	(416)
Net and comprehensive loss	(82,065)	(94,152)	(247,323)	(263,907)
Net and comprehensive loss	$ (82,065)	$ (94,152)	$ (247,323)	$ (263,907)
Net loss per share, basic (in dollars per share)	$ (0.38)	$ (0.44)	$ (1.15)	$ (1.64)
Net loss per share, diluted (in dollars per share)	$ (0.38)	$ (0.44)	$ (1.15)	$ (1.64)
Weighted-average shares used in calculation of net loss per share, basic (in shares)	214,775,043	212,154,820	214,422,143	160,497,517
Weighted-average shares used in calculation of net loss per share, diluted (in shares)	214,775,043	212,154,820	214,422,143	160,497,517